Segmental analysis - Segmental assets and cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segmental assets and cash flow
Non-current assets	€ 71,582	€ 76,424	€ 94,079
Capital expenditure	7,321	7,484	11,661
Other expenditure on intangible assets	747	359	7,541
Depreciation and amortisation	10,409	11,086	11,697
Impairment losses			(569)
Operating free cash flow	7,001	5,627	3,208
Europe
Segmental assets and cash flow
Non-current assets	60,158	62,670	66,642
Capital expenditure	4,932	5,038	7,638
Other expenditure on intangible assets	746	40	2,953
Depreciation and amortisation	8,637	9,157	9,717
Impairment losses			(569)
Operating free cash flow	5,578	3,930	2,093
Germany
Segmental assets and cash flow
Non-current assets	25,444	26,694	28,210
Capital expenditure	1,673	1,671	2,362
Other expenditure on intangible assets	24		2,081
Depreciation and amortisation	3,095	3,320	3,330
Operating free cash flow	2,147	1,749	866
Italy
Segmental assets and cash flow
Non-current assets	9,232	9,157	9,799
Capital expenditure	797	793	1,516
Other expenditure on intangible assets	629	2	232
Depreciation and amortisation	1,479	1,603	1,668
Operating free cash flow	1,607	1,161	496
UK
Segmental assets and cash flow
Non-current assets	7,465	8,210	9,496
Capital expenditure	889	950	1,210
Other expenditure on intangible assets			141
Depreciation and amortisation	1,600	1,768	1,902
Operating free cash flow	408	57	334
Spain
Segmental assets and cash flow
Non-current assets	10,576	11,035	11,569
Capital expenditure	863	746	1,178
Other expenditure on intangible assets			491
Depreciation and amortisation	1,371	1,378	1,446
Operating free cash flow	628	344	(149)
Other Europe
Segmental assets and cash flow
Non-current assets	7,441	7,574	7,568
Capital expenditure	710	878	1,372
Other expenditure on intangible assets	93	38	8
Depreciation and amortisation	1,092	1,088	1,371
Impairment losses			(569)
Operating free cash flow	788	619	546
AMAP
Segmental assets and cash flow
Non-current assets	9,448	11,817	25,570
Capital expenditure	1,492	1,531	3,122
Other expenditure on intangible assets	1	319	4,588
Depreciation and amortisation	1,699	1,891	1,895
Operating free cash flow	2,178	2,294	1,574
India
Segmental assets and cash flow
Non-current assets			13,474
Capital expenditure			1,102
Other expenditure on intangible assets			3,751
Vodacom
Segmental assets and cash flow
Non-current assets	5,841	6,039	5,290
Capital expenditure	763	736	847
Other expenditure on intangible assets	1	2	23
Depreciation and amortisation	776	738	725
Operating free cash flow	1,453	1,347	1,071
Other AMAP
Segmental assets and cash flow
Non-current assets	3,607	5,778	6,806
Capital expenditure	729	795	1,173
Other expenditure on intangible assets		317	814
Depreciation and amortisation	923	1,153	1,170
Operating free cash flow	725	947	503
Common Functions
Segmental assets and cash flow
Non-current assets	1,976	1,937	1,867
Capital expenditure	897	915	901
Depreciation and amortisation	73	38	85
Operating free cash flow	€ (755)	€ (597)	€ (459)